March 7, 2008



VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	First Symetra National Life Insurance Co of
		NY Separate Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2007 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:


		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-08-000004
		Date of Filing:  02/26/2008

		Filer/Entity:  American Century Variable
			       Portfolios II Inc.
		Registration No.:  811-10155
		CIK No.:  0000814680
		Accession No.:  0001124155-08-000004
		Date of Filing:  02/26/2008

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-08-000001
		Date of Filing:  02/29/2008

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-08-000152
		Date of Filing:  02/29/2008

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-08-000011
		Date of Filing:  02/28/2008

		Filer/Entity:  Variable Insurance Product Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000880195-08-000031
		Date of Filing:  02/29/2008

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000880195-08-000029
		Date of Filing:  02/29/2008

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-08-000873
		Date of Filing:  02/27/2008


If you have any questions regarding this filing, please contact me at
(425) 256- 5026.

						Sincerely,


						Jacqueline M. Veneziani
						Senior Counsel